SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total	$ 3,079,440	$ 3,098,770	$ 2,948,964
August One Two Thousand Eighteen Default Judgment Payable To Ohio Vendor [Member]
Total	32,832	32,832	32,832
January Fourteen Two Thousand Nineteen Default Judgment Payable To Tennessee Customer [Member]
Total	423,152	423,152	423,152
January Twenty Four Two Thousand Nineteen Default Judgment Payable To Florida Vendor [Member]
Total	31,631	31,631	31,631
Other Vendors Of Materials And Services [Member]
Total	2,373,519	2,390,849	2,241,043
Credit Card Obligations [Member]
Total	$ 218,306	$ 220,306	$ 220,306